REVENUES - Contract liability activity (Details) - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
REVENUES
Beginning balance	$ 1,577,645	$ 705,563	$ 936,832	$ 560,107	$ 560,107	$ 1,077,511
Recognition of revenue recorded as a contract liability		(455,175)	(568,017)	(389,390)	(357,086)	(1,032,605)
Recognition of revenue recorded as a contract liability	(1,330,230)
Customer advance payments	514,433	1,327,257	1,767,618	766,115	677,854	515,201
Adjustments for the cancelled contract					(175,312)
Ending balance	$ 761,848	$ 1,577,645	$ 2,136,433	$ 936,832	$ 705,563	$ 560,107